Sales and Other Operating Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
Millions of Dollars
2019 2018 2017
Revenue from contracts with customers $ 26,106 28,098 20,525
Revenue from contracts outside the scope of ASC

Topic 606
Physical contracts meeting the definition of a derivative 6,558 8,218 8,669
Financial derivative contracts (97) 101 (88)
Consolidated sales and other operating revenues $ 32,567 36,417 29,106
Millions of Dollars
2019 2018 2017
Revenue from Outside the Scope of ASC Topic 606
by Segment
Lower 48 $ 4,989 6,358 6,302
Canada 691 629 864
Europe, Middle East and North Africa 878 1,231 1,503
Physical contracts meeting the definition of a derivative $ 6,558 8,218 8,669
Millions of Dollars
2019 2018 2017
Revenue from Outside the Scope of ASC Topic 606
by Product
Crude oil $ 804 1,112 588
Natural gas 5,313 6,734 7,811
Other 441 372 270
Physical contracts meeting the definition of a derivative $ 6,558 8,218 8,669

Contract with Customer, Asset and Liability [Table Text Block]	Millions of Dollars Contract Liabilities At December 31, 2018 $ 206 Contractual payments received 73 Revenue recognized (199) At December 31, 2019 $ 80